Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2017
	Net Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Net income	$3,546

Dividends on non-vested restricted stock	(31)

Net income allocated to stockholders	3,515

Basic earnings per share
Income available to common stockholders	––	4,861,942	$0.72

Effect of dilutive securities
Restricted stock awards	––	123,857

Diluted earnings per share
Income available to common stockholders and assumed conversions	$3,515	4,985,799	$0.71

	Year Ended December 31, 2016
	Net Income	Weighted-Average Shares	Per Share Amount
	(In thousands)

Net income	$3,580

Dividends on non-vested restricted stock	(31)

Net income allocated to stockholders	3,549

Basic earnings per share
Income available to common stockholders	––	4,907,799	$0.72

Effect of dilutive securities
Restricted stock awards	––	108,521

Diluted earnings per share
Income available to common stockholders and assumed conversions	$3,549	5,016,320	$0.71